Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Interest-bearing Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 65.1	$ 70.0